Earnings per Share - Narrative (Details) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended
	Mar. 31, 2015	Mar. 31, 2015	Sep. 30, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of ADP shares for every share of CDK			3
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options excluded from calculation of diluted earnings per share	0.3	0.3